Business - Narrative (Details) - USD ($) $ in Thousands					4 Months Ended	9 Months Ended	12 Months Ended
	Jan. 29, 2019	Dec. 20, 2018	May 28, 2018	Apr. 25, 2016	Apr. 24, 2016	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Business And Organization [Line Items]
Ownership interest transferred							100.00%
Assumption of bridge facilities from Parent					$ 4,000,000
Ownership percentage acquired ( as a percent )						32.30%
Rent payments percentage							90.00%
Empire City Casino
Business And Organization [Line Items]
Assumption of bridge facilities from Parent			$ 246,000
Consideration transferred	$ 634,400		634,000
Increase In annual rent received			$ 50,000
Rent payments percentage	90.00%
Rent payment (percent)	2.00%
Units of Partnership Interest	12.9 million
Exchange of Operating Partnership Units to MGP's Class A Shares
Business And Organization [Line Items]
Operating Partnership unit conversion ratio						0.01	1
MGM
Business And Organization [Line Items]
Ownership interest in operating partnership				73.30%
Ownership percentage required for voting rights				30.00%
Operating Partnership units held (in shares)						199,700,000	195,100,000
Increase in ownership interest in operating partnership ( as a percent )						67.70%
IPO
Business And Organization [Line Items]
Shares issued under initial public offering (in shares)				57,500,000
Ownership percentage acquired ( as a percent )				26.70%
MGP Operating Partnership
Business And Organization [Line Items]
Assumption of bridge facilities from Parent					$ 4,000,000
Operating Partnership units outstanding (in shares)						295,170,610	266,045,289	266,030,918
Park MGM Lease Transaction
Business And Organization [Line Items]
Increase In annual rent received		$ 50,000
Rent payments percentage		90.00%
Rent payment (percent)		2.00%
Commitment for renovations		$ 637,500